Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2018
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Finance Income And Expense Details

	2018	2017	2016
	(€’000)
Bond premium and fees in income	3,140	1,188	790
Bank and other interest	477	223	135
Profit from sale of financial asset	—	—	281
Fair value adjustment of convertible loans	469	—	—
Net foreign currency exchange gain	8	—	—
Finance income	4,094	1,411	1,206
Interest expense on Senior (Secured) Notes, bank loans and other loans	(49,262)	(37,706)	(33,095)
Interest expense on finance leases	(3,375)	(3,667)	(1,750)
Bond premium and fees in expense	(945)	—	—
Interest expense on provision for onerous lease contracts	—	—	(16)
Other financial expenses	(12,296)	(2,707)	(1,765)
Net foreign currency exchanges loss	—	(1,698)	(849)
Finance expense	(65,878)	(45,778)	(37,475)
Net finance expense	(61,784)	(44,367)	(36,269)